Quarterly Holdings Report
for
Fidelity Freedom® 2065 Fund
December 31, 2022
F65-NPRT3-0323
1.9895823.103
U.S. Treasury Obligations - 0.1%
	Principal Amount (a)	Value ($)
U.S. Treasury Bills, yield at date of purchase 3.29% to 4.27% 1/5/23 to 3/9/23 (b) (Cost $937,953)	940,000	938,191

Domestic Equity Funds - 49.9%
	Shares	Value ($)
Fidelity Series All-Sector Equity Fund (c)	1,289,790	11,259,866
Fidelity Series Blue Chip Growth Fund (c)	3,022,299	30,162,546
Fidelity Series Commodity Strategy Fund (c)	45,377	4,780,018
Fidelity Series Growth Company Fund (c)	4,029,438	55,485,357
Fidelity Series Intrinsic Opportunities Fund (c)	1,482,693	17,080,624
Fidelity Series Large Cap Stock Fund (c)	3,279,769	54,214,588
Fidelity Series Large Cap Value Index Fund (c)	1,229,268	16,951,606
Fidelity Series Opportunistic Insights Fund (c)	2,346,291	33,575,429
Fidelity Series Small Cap Discovery Fund (c)	527,805	5,219,996
Fidelity Series Small Cap Opportunities Fund (c)	1,482,570	17,301,593
Fidelity Series Stock Selector Large Cap Value Fund (c)	3,179,401	37,834,870
Fidelity Series Value Discovery Fund (c)	2,133,595	31,491,864
TOTAL DOMESTIC EQUITY FUNDS (Cost $365,691,444)		315,358,357

International Equity Funds - 41.8%
	Shares	Value ($)
Fidelity Series Canada Fund (c)	1,437,340	18,872,279
Fidelity Series Emerging Markets Fund (c)	1,153,993	8,931,906
Fidelity Series Emerging Markets Opportunities Fund (c)	5,148,268	80,415,945
Fidelity Series International Growth Fund (c)	3,349,308	47,761,136
Fidelity Series International Small Cap Fund (c)	876,027	13,000,241
Fidelity Series International Value Fund (c)	4,746,783	47,610,235
Fidelity Series Overseas Fund (c)	4,387,493	47,648,177
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $298,328,736)		264,239,919

Bond Funds - 7.3%
	Shares	Value ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (c)	76,147	586,332
Fidelity Series Emerging Markets Debt Fund (c)	447,818	3,286,985
Fidelity Series Emerging Markets Debt Local Currency Fund (c)	124,934	1,085,675
Fidelity Series Floating Rate High Income Fund (c)	66,076	580,148
Fidelity Series High Income Fund (c)	405,241	3,266,242
Fidelity Series International Credit Fund (c)	4,908	37,792
Fidelity Series Long-Term Treasury Bond Index Fund (c)	6,161,880	36,108,616
Fidelity Series Real Estate Income Fund (c)	132,305	1,248,957
TOTAL BOND FUNDS (Cost $55,908,500)		46,200,747

Short-Term Funds - 0.9%
	Shares	Value ($)
Fidelity Cash Central Fund 4.37% (d)	1,073,964	1,074,179
Fidelity Series Government Money Market Fund 4.35% (c)(e)	4,465,926	4,465,926
Fidelity Series Short-Term Credit Fund (c)	19,280	184,126
TOTAL SHORT-TERM FUNDS (Cost $5,723,605)		5,724,231

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $726,590,238)	632,461,445
NET OTHER ASSETS (LIABILITIES) - 0.0%	48,873
NET ASSETS - 100.0%	632,510,318

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	88	Mar 2023	9,882,125	(25,298)	(25,298)
CBOT 5-Year U.S. Treasury Note Contracts (United States)	15	Mar 2023	1,618,945	(11,032)	(11,032)
CBOT Ultra Long Term U.S. Treasury Bond Contracts (United States)	28	Mar 2023	3,760,750	8,291	8,291

TOTAL PURCHASED					(28,039)

Sold

Equity Index Contracts
CME Micro E-mini S&P 500 Index Contracts (United States)	25	Mar 2023	4,826,250	134,799	134,799
MSCI EAFE Index Future (United States)	28	Mar 2023	2,729,160	44,003	44,003
MSCI Emerging Markets Index Future (United States)	44	Mar 2023	2,110,680	20,032	20,032

TOTAL SOLD					198,834

TOTAL FUTURES CONTRACTS					170,795
The notional amount of futures purchased as a percentage of Net Assets is 2.5%
The notional amount of futures sold as a percentage of Net Assets is 1.5%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $938,191.
(c)	Affiliated Fund
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.37%	322,925	5,754,661	5,003,407	10,749	-	-	1,074,179	0.0%
Total	322,925	5,754,661	5,003,407	10,749	-	-	1,074,179

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	462,794	278,030	41,115	35,923	(1,417)	(111,960)	586,332
Fidelity Series All-Sector Equity Fund	9,057,923	5,261,586	1,082,630	571,768	(86,505)	(1,890,508)	11,259,866
Fidelity Series Blue Chip Growth Fund	14,870,729	23,653,990	1,713,680	814,680	(396,563)	(6,251,930)	30,162,546
Fidelity Series Canada Fund	15,050,020	9,024,934	2,586,422	583,509	(16,824)	(2,599,429)	18,872,279
Fidelity Series Commodity Strategy Fund	6,885,317	7,922,253	5,057,789	4,344,615	(1,309,522)	(3,660,241)	4,780,018
Fidelity Series Emerging Markets Debt Fund	2,271,793	1,400,801	127,990	114,906	(9,224)	(248,395)	3,286,985
Fidelity Series Emerging Markets Debt Local Currency Fund	765,966	417,411	81,767	-	(10,905)	(5,030)	1,085,675
Fidelity Series Emerging Markets Fund	6,338,766	4,707,813	988,897	219,505	(247,664)	(878,112)	8,931,906
Fidelity Series Emerging Markets Opportunities Fund	58,709,094	40,181,338	9,107,030	1,886,315	(3,307,965)	(6,059,492)	80,415,945
Fidelity Series Floating Rate High Income Fund	462,515	263,330	122,845	24,885	(2,242)	(20,610)	580,148
Fidelity Series Government Money Market Fund 4.35%	-	5,553,915	1,087,989	25,098	-	-	4,465,926
Fidelity Series Growth Company Fund	37,068,741	33,107,283	3,718,640	315,715	(912,795)	(10,059,232)	55,485,357
Fidelity Series High Income Fund	2,794,343	1,437,233	624,399	138,581	(44,782)	(296,153)	3,266,242
Fidelity Series International Credit Fund	44,051	2,168	960	2,169	(50)	(7,417)	37,792
Fidelity Series International Growth Fund	34,418,337	22,233,098	3,862,842	1,589,997	(478,168)	(4,549,289)	47,761,136
Fidelity Series International Small Cap Fund	9,429,169	5,979,360	567,654	756,233	(85,449)	(1,755,185)	13,000,241
Fidelity Series International Value Fund	34,754,122	21,748,457	6,431,871	1,557,096	(87,904)	(2,372,569)	47,610,235
Fidelity Series Intrinsic Opportunities Fund	34,864,497	19,616,250	26,435,934	9,392,743	(2,892,319)	(8,071,870)	17,080,624
Fidelity Series Investment Grade Bond Fund	2,406,991	259,611	2,572,025	9,208	(102,206)	7,629	-
Fidelity Series Large Cap Stock Fund	32,965,244	30,291,408	4,238,732	2,683,938	25,820	(4,829,152)	54,214,588
Fidelity Series Large Cap Value Index Fund	12,409,062	7,584,069	1,649,295	590,203	37,008	(1,429,238)	16,951,606
Fidelity Series Long-Term Treasury Bond Index Fund	24,674,029	21,004,171	2,613,113	598,825	(360,617)	(6,595,854)	36,108,616
Fidelity Series Opportunistic Insights Fund	18,989,860	21,464,019	1,418,363	1,534,686	(125,075)	(5,335,012)	33,575,429
Fidelity Series Overseas Fund	34,603,934	21,518,809	3,810,854	837,330	(333,528)	(4,330,184)	47,648,177
Fidelity Series Real Estate Income Fund	1,627,039	761,377	859,223	128,157	(83,965)	(196,271)	1,248,957
Fidelity Series Short-Term Credit Fund	-	185,790	2,327	424	36	627	184,126
Fidelity Series Small Cap Discovery Fund	4,025,885	2,849,898	449,362	778,303	(66,140)	(1,140,285)	5,219,996
Fidelity Series Small Cap Opportunities Fund	13,414,400	7,805,767	1,825,878	741,252	(136,742)	(1,955,954)	17,301,593
Fidelity Series Stock Selector Large Cap Value Fund	27,765,681	17,880,197	3,990,791	2,585,124	11,269	(3,831,486)	37,834,870
Fidelity Series Value Discovery Fund	21,124,962	15,661,824	3,369,497	1,567,346	109,203	(2,034,628)	31,491,864
	462,255,264	350,056,190	90,439,914	34,428,534	(10,915,235)	(80,507,230)	630,449,075

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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